Leases - Additional information (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£) Lease LeaseContract	Dec. 31, 2023 GBP (£)
Presentation of leases for lessee [abstract]
Number of lease contracts	1
Information about nature of lessee's leasing activities	remaining lease term of less than three years
Total net cash outflows for leases | £	£ 0.2	£ 0.3
Information about lessee's exposure arising from variable lease payments	The Company had one lease contract, which expired in 2024, with variable payments where the lease costs after the first year of the lease were increased based upon a consumer price index and, therefore, the lease liability for this lease was re-measured at December 31, 2023.
Number of lease contracts with variable lease payments	1
Information about lessee's exposure arising from extension options and termination options	The Company had a number of lease contracts that included both extension and termination options, plus the ongoing lease contract has a termination option. These options were negotiated by management to provide flexibility in managing the leased asset portfolio and align it with the Company’s business needs. No termination options have been exercised or are expected to be exercised, however, two leases terminated on expiry in 2024.
Number of leases terminated | Lease	2